Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 184,270	$ 60,706	$ 208,196	$ (80,357)	$ (4,275)	$ 19,790	$ 204,060
Balance (in shares) at Dec. 31, 2016		60,706
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	1,682			1,682		2,003	3,685
Issuances in relation to share option exercises	174	$ 31	143				$ 174
Issuances in relation to exercise of share options (in shares)		31					31
Share-based compensation - share options	551		551			1	$ 552
Share-based compensation - long-term incentive plan	1,125		1,125			1	1,126
Share-based compensation	1,676		1,676			2	1,678
LTIP-treasury shares acquired and held by Trustee	(1,367)		(1,367)				(1,367)
Dividend paid to a non-controlling shareholder of a subsidiary						(37)	(37)
Transfer between reserves			10	(10)
Foreign currency translation adjustments	2,944				2,944	364	3,308
Balance at Jun. 30, 2017	189,379	$ 60,737	208,658	(78,685)	(1,331)	22,122	211,501
Balance (in shares) at Jun. 30, 2017		60,737
Balance at Dec. 31, 2016	184,270	$ 60,706	208,196	(80,357)	(4,275)	19,790	204,060
Balance (in shares) at Dec. 31, 2016		60,706
Balance at Dec. 31, 2017	461,733	$ 66,447	496,960	(107,104)	5,430	23,233	484,966
Balance (in shares) at Dec. 31, 2017		66,447
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 2) | ASU 2014-09	(1,080)			(1,080)		(3)	(1,083)
Balance As at January 1, 2018	460,653	$ 66,447	496,960	(108,184)	5,430	23,230	483,883
Net (loss)/income	(32,691)			(32,691)		2,566	(30,125)
Issuances in relation to share option exercises	720	$ 86	634				$ 720
Issuances in relation to exercise of share options (in shares)		86					86
Share-based compensation - share options	2,784		2,784			7	$ 2,791
Share-based compensation - long-term incentive plan	2,575		2,575			7	2,582
Share-based compensation	5,359		5,359			14	5,373
LTIP-treasury shares acquired and held by Trustee	(5,451)		(5,451)				(5,451)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	3,141				3,141	304	3,445
Balance at Jun. 30, 2018	$ 431,731	$ 66,533	$ 497,517	$ (140,890)	$ 8,571	$ 26,114	$ 457,845
Balance (in shares) at Jun. 30, 2018		66,533